UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HM Capital Management, LLC
Address: 8235 Forsyth Blvd.
         Suite 540
         Clayton, MO  63105

13F File Number:  028-11951

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew E. Kopsky
Title:
Phone:     314-746-1770

Signature, Place, and Date of Signing:

  /s/ Matthew E. Kopsky     Clayton, MO     January 22, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $42,722 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      495     6700 SH       SOLE                     6700        0        0
CVS CAREMARK CORPORATION       COM              126650100      459     9500 SH       SOLE                     9500        0        0
EMERSON ELEC CO                COM              291011104      332     6268 SH       SOLE                     6268        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108      945    17495 SH       SOLE                    17495        0        0
GENERAL ELECTRIC CO            COM              369604103      360    17069 SH       SOLE                    17069        0        0
ISHARES TR                     CORE S&P500 ETF  464287200      369     2588 SH       SOLE                     2588        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457      280     3317 SH       SOLE                     3317        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     1436    25251 SH       SOLE                    25251        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     1036    14235 SH       SOLE                    14235        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     1188    18138 SH       SOLE                    18138        0        0
MCCORMICK & CO INC             COM NON VTG      579780206      216     3392 SH       SOLE                     3392        0        0
PEPSICO INC                    COM              713448108      233     3404 SH       SOLE                     3404        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105      583    21000 SH       SOLE                    21000        0        0
PROSHARES TR                   PSHS SHRT S&P500 74347R503      408    12000 SH       SOLE                    12000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107      583     3600 SH       SOLE                     3600        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1087     7621 SH       SOLE                     7621        0        0
SPDR SERIES TRUST              BRC CNV SECS ETF 78464A359     1979    49140 SH       SOLE                    49140        0        0
SPDR SERIES TRUST              S&P DIVID ETF    78464A763      265     4550 SH       SOLE                     4550        0        0
US BANCORP DEL                 COM NEW          902973304      371    11554 SH       SOLE                    11554        0        0
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413    25961   418985 SH       SOLE                   418985        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     3928   101124 SH       SOLE                   101124        0        0
WAL-MART STORES INC            COM              931142103      208     4387 SH       SOLE                     4387        0        0